Cash and Cash Equivalents - Additional Information (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member]
Disclosure of cash and cash equivalents [line items]
Interest rate	0.25%	0.10%
Maximum [Member]
Disclosure of cash and cash equivalents [line items]
Interest rate	4.55%	4.95%
GyM Ferrovias S.A. [Member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries	S/ 36.7	S/ 24.7
GyM S A [member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries	30.5	43.7
Viva GyM SA [member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries	17.8	19.6
CONCARSA [member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries	13.6
Concesin Canchaque S.A.C. [member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries	S/ 11.0
GMP S.A. [member]
Disclosure of cash and cash equivalents [line items]
Short term deposits from subsidiaries		S/ 16.4